Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	SFr (24,409,474)	SFr (30,662,251)	SFr (29,705,063)
Adjustments for:
Depreciation	122,784	97,600	92,777
Unrealized foreign currency exchange loss/(gain), net	776,165	99,091	(1,167,227)
Net interest expense/(income)	1,568,781	748,840	(36,390)
Share based payments	354,851	290,783	311,671
Transaction costs	1,026,766	0	0
Employee benefits	142,514	122,501	111,321
Revaluation gain derivative financial instruments	(3,372,186)	(291,048)	0
Income tax gain	(17,773)	(131,055)	0
Adjustments to reconcile profit (loss)	(23,807,572)	(29,725,539)	(30,392,911)
Changes in:
Other receivables	93,328	277,483	(146,244)
Prepayments	299,684	(771,551)	84,126
Trade and other payables	(637,177)	632,474	(2,028,862)
Accrued expenses	(224,028)	133,522	3,756,744
Net cash used in operating activities	(24,275,765)	(29,453,611)	(28,727,147)
Cash flows from investing activities
Purchase of property and equipment	(6,389)	(244,324)	(79,920)
Purchase of intangibles	(146,580)	0	0
Interest received	53,570	67,553	36,562
Net cash from/(used in) investing activities	(99,399)	(176,771)	(43,358)
Cash flows from financing activities
Proceeds from exercise of options	0	0	59,200
Share issuance costs	0	(1,862)	(211,142)
Proceeds from issue of loan with warrant	0	11,986,671	0
Proceeds from follow-on offering	13,039,066	0	21,071,081
Transaction costs	(1,548,281)	0	0
Repayment of loan	(2,087,076)	0	0
Interest paid	(1,182,369)	(546,170)	(172)
Net cash from financing activities	8,221,340	11,438,639	20,918,967
Net decrease in cash and cash equivalents	(16,153,824)	(18,191,743)	(7,851,538)
Cash and cash equivalents at beginning of the period	32,442,222	50,237,300	56,934,325
Net effect of currency translation on cash	(1,315,029)	396,665	1,154,513
Cash and cash equivalents at end of the period	SFr 14,973,369	SFr 32,442,222	SFr 50,237,300